Niagara Income Opportunities Fund
Schedule of Investments
December 31, 2025 (Unaudited)
	Shares / Units	First Acquisition Date	Cost / Principal	Value
INVESTMENTS IN PRIVATE INVESTMENT VEHICLES - 40.7%
Non-Listed BDC's - 2.5%
Direct Lending
Monroe Capital Income Plus Corp (a)	126,953	3/8/2024	$1,300,000	$1,275,765
Nuveen Churchill Private Capital Income Fund (a)	91,089	2/29/2024	2,250,000	2,245,977
Total Investment in Non-Listed BDC's			3,550,000	3,521,742

Partnerships - 38.2%
Asset Backed Lending - 9.2%
BasePoint Income Solutions Evergreen Fund LP (a)(b)		9/30/2025	3,250,000	3,325,696
Coromandel Credit Income Evergreen Fund LP (a)(b)		8/4/2025	9,500,000	9,869,104
Consumer Lending - 8.8%
HSFA, LLC (a)(b)		1/5/2024	12,175,000	12,604,631
Diversified Alternative Credit - 5.0%
Bay Point Capital Partners II, LP (a)(b)		7/31/2025	285,793	295,533
Ivy Evergreen Fund QP, LP (a)(b)		12/1/2025	3,041,228	3,066,361
Revere Specialty Finance Fund LP (a)(b)		3/1/2024	3,475,000	3,685,297
Legal Finance - 5.6%
EAJF Leveraged Feeder (a)(b)		3/1/2024	6,400,000	7,584,518
Virage Opportunity Fund LP (a)(b)		11/15/2024	482,611	482,611
Real Estate - 8.2%
Oak Institutional Credit Solutions, LLC (a)(b)		3/5/2024	4,600,000	4,747,251
Revere Tactical Opportunities Fund IV (a)(b)		5/1/2025	3,000,000	3,070,077
Tailor Ridge Real Estate Lending Fund LP (a)(b)		9/2/2025	3,700,000	3,803,193
Specialty Finance - 1.4%
Aero Capital Solutions Fund IV LP (a)(b)		2/7/2025	689,862	821,608
Delgatto Diamond Finance Fund LP (a)(b)		7/2/2024	1,085,847	1,188,552
Total Investment in Partnerships			51,685,341	54,544,432

Total Investment in Private Investment Vehicles				58,066,174

INVESTMENTS IN LOANS - 39.0%
Senior Secured Debt - 24.2%
Asset Backed Lending - 2.8%
Coromandel LS 14 LLC - 03/01/2027, 12.87%, SOFR + 9.00% (c)(d)		8/4/2025	2,823,413	2,825,161
Coromandel LS 15 LLC - 03/08/2027, 12.87%, SOFR + 9.00% (c)(d)		8/8/2025	200,000	200,248
Coromandel LS 16 LLC - 04/15/2027, 12.87%, SOFR + 9.00% (c)(d)		9/15/2025	1,000,000	999,622
Direct Lending - 9.0%
CA CO SPV, LLC, 6/30/2027, 12.00% (c)(e)		7/3/2024	4,850,000	4,868,163
CA Credit SPV, LLC, 06/30/2027, 12.50% (c)		6/6/2024	2,000,000	2,028,426
RIM SPV, LLC, 09/30/2028, 14.00% (c)(e)		2/21/2025	5,950,000	6,035,965
Legal Finance - 1.5%
Virage Opportunity Fund Credit Facility, 12/20/2028, 18.25% (c)		12/20/2024	2,065,211	2,097,066
Media Finance 0.5%
C-Cubed 308 Productions, 10/17/2026, 21.60% (c)(f)		10/17/2025	650,000	647,857
Specialty Finance - 4.2%
Assil, 03/10/2026, 13.20% (c)		9/10/2025	1,500,000	1,500,738
Jewel, 06/09/2026, 13.20% (c)		12/9/2025	250,000	250,131
Nally, 05/03/2026, 13.20% (c)		11/5/2025	200,000	200,056
Rio Diamond 4A, 04/08/2026, 13.20% (c)		9/24/2025	150,000	150,089
Rio Diamond 4B, 04/08/2026, 13.20% (c)		10/8/2025	200,000	200,119
Safdico2, 04/18/2026, 13.20% (c)		10/16/2025	1,250,000	1,250,281
Safdico3, 05/28/2026, 13.20% (c)		11/28/2025	1,000,000	1,000,558
Sddia3, 06/03/2026, 13.20% (c)		12/3/2025	325,000	325,126
Yafasj2, 03/27/2026, 13.20% (c)		9/26/2025	500,000	500,298
Yafasj3, 04/08/2026, 13.20% (c)		10/8/2025	625,000	625,318
Trade Receivables Finance - 6.2%
Altriarch Specialty Finance SPV II, LLC, 12/31/2026, 8.00% (c)(e)		4/1/2024	7,313,448	7,386,283
CRWD Specialty Finance LLC, 05/15/2026, 18.00% (c)		5/17/2024	1,500,000	1,502,943
Total Investment in Senior Secured Debt			34,352,072	34,594,448

Senior Unsecured Debt - 3.8%
Diversified Alternative Credit
Ivy Battery, LLC, 11/23/2026, 12.25% (c)		2/22/2024	5,395,477	5,397,964
Total Investment in Senior Secured Debt			5,395,477	5,397,964

Subordinated Debt - 11.0%
Real Estate - 3.0%
EWP LS Funding, LLC, 12/15/2027, 7.50% + 7.50% PIK (c)(f)		12/17/2025	1,250,000	1,250,295
EWP Oceana Garage SPV LLC A, 10/30/2027, 5.00% + 11.00% PIK (c)(f)		10/30/2025	2,000,000	2,002,306
EWP Oceana Garage SPV LLC B, 10/30/2027, 18.00% (c)		10/30/2025	1,000,000	1,000,941
Trade Receivables Finance - 8.0%
PFF LLC 1, 06/18/2026, 12.11% (c)		12/18/2024	1,762,500	1,767,914
PFF LLC 2, 12/18/2026, 12.61% (c)		12/18/2024	1,762,500	1,773,586
PFF LLC 3, 12/13/2026, 12.49% (c)		12/13/2024	500,000	502,605
PFF LLC 4, 08/20/2026, 12.28% (c)		2/20/2025	300,000	301,181
PFF LLC 5, 05/09/2026, 11.63% (c)		5/9/2025	500,000	500,892
PFF LLC 6, 05/21/2027, 12.25% (c)		5/21/2025	500,000	502,682
PFF LLC 7, 01/25/2026, 11.16% (c)		7/25/2025	500,000	500,171
PFF LLC 8, 02/15/2027, 11.97% (c)		8/15/2025	750,000	751,990
PFF LLC 9, 02/15/2026, 11.47% (c)		8/15/2025	750,000	750,405
PFF LLC 10, 10/24/2026, 15.00% (c)		10/24/2025	2,000,000	2,000,510
PFF LLC 11, 10/24/2026, 15.00% (c)		10/24/2025	2,000,000	1,998,546
Total Investment in Subordinated Debt			15,575,000	15,604,024

Total Investment in Loans				55,596,436

INVESTMENTS IN LOAN PARTICIPATION - 7.2%
Other - 2.1%
Real Estate
Revere Capital Los Alamos MF LLC, 10.20% (c)(e)(g)		6/27/2024	3,100,000	3,112,992
Total Investment in Other			3,100,000	3,112,992

Senior Secured Debt - 4.3%
Consumer Lending - 0.4%
Revere BCF Funding, LLC, 03/01/2029, 15.17%, SOFR + 11.30% (c)(d)(g)		2/23/2024	500,000	499,474
Direct Lending - 1.8%
IVY Auto 1, 12/24/2025, 13.50% (c)(g)		10/25/2024	500,000	502,087
IVY Auto 2, 01/07/2026, 13.50% (c)(g)		11/8/2024	300,000	300,041
IVY Auto 3, 04/19/2026, 13.50% (c)(g)		2/20/2025	250,000	250,474
IVY Auto 4, 07/07/2026, 13.50% (c)(g)		5/9/2025	500,000	501,190
IVY Auto 5, 07/20/2026, 13.50% (c)(g)		5/21/2025	500,000	501,433
IVY Auto 6, 08/10/2026, 13.50% (c)(g)		6/11/2025	250,000	250,734
Diversified Alternative Credit - 0.4%
IVY Iron, LLC, 01/03/2026, 13.50% (c)(g)		11/4/2024	500,000	500,045
Real Estate - 0.5%
Ciel at Cedar Mill Senior Living, 10/03/2027, 8.87%, SOFR + 5.00% (c)(d)(e)(g)		10/3/2025	750,000	750,546
Real Estate Debt - 1.2%
Coromandel LS LLC Beta Corp, 06/30/2028, 13.82%, SOFR + 9.95% (c)(d)(g)		4/29/2025	1,006,250	1,007,370
Coromandel LS LLC Beta SPV, 06/30/2028, 13.82%, SOFR + 9.95% (c)(d)(g)		4/29/2025	743,750	743,242
Total Investment in Senior Secured Debt			5,800,000	5,806,636

Subordinated Debt - 0.8%
Real Estate
Dodson Courtyard Apartments Owner, LLC, 02/27/2027, 10.62, SOFR + 6.75% (c)(d)(g)		12/5/2025	750,000	749,906
Peachtree Group PCF IV LO Atlanta 3343 SIDE CAR LLC, 08/01/2028, 8.91%, SOFR + 5.04% (c)(d)(g)		10/16/2025	420,000	419,256
Total Investment in Subordinated Debt			1,170,000	1,169,162

Total Investment in Loan Participation				10,088,790

INVESTMENTS IN PROFIT SHARE INTEREST - 4.0%
Equity in Credit Enhancements - 1.1%
Consumer Lending
Winston Legal Capital LLC, 15.50% (c)(e)		2/28/2025	1,500,000	1,509,252
Total Investment in Equity in Credit Enhancements			1,500,000	1,509,252

Participation - 2.9%
Specialty Finance
Bijan & Co, Inc, 03/10/2026, 1.15% monthly profit share interest (c)(e)(g)		9/10/2024	225,000	225,000
BR Diamonds, 02/28/2026, 1.15% monthly profit share interest (c)(e)(g)		8/28/2025	162,500	162,500
LuxTech 2 Geneva SA, 04/28/2026, 1.15% monthly profit share interest (c)(e)(g)		10/25/2024	25,000	25,000
LuxTech 3 Geneva SA, 05/12/2026, 1.15% monthly profit share interest (c)(e)(g)		12/11/2024	120,000	120,000
PGA Mastermind, LLC, 02/12/2026, 1.15% monthly profit share interest (c)(e)(g)		2/11/2025	750,000	750,000
Rio Diamond, 03/31/2026, 1.15% monthly profit share interest (c)(e)(g)		4/4/2025	300,000	300,000
Rio Diamond 3, 01/22/2026, 1.15% monthly profit share interest (c)(e)(g)		7/21/2025	650,000	650,000
Safdico Botswana Ltd, 05/08/2026, 1.15% monthly profit share interest (c)(e)(g)		10/31/2024	1,075,000	1,075,000
Sddia 2, 03/04/2026, 1.15% monthly profit share interest (c)(e)(g)		9/4/2025	310,000	310,000
Zoya, 06/05/2026, 1.15% monthly profit share interest (c)(e)(g)		6/5/2025	300,000	300,000
Zoya 2, 02/04/2026, 1.15% monthly profit share interest (c)(e)(g)		8/4/2025	200,000	200,000
Total Investment in Participation			4,117,500	4,117,500

Total Investment in Profit Share Interest				5,626,752

INVESTMENTS IN EQUITY PARTICIPATION - 1.2%
Loan Portfolio
Real Estate
Revere UPL Participation, 06/01/2025 (c)(e)(g)		4/25/2025	1,500,000	1,644,411
Total Investment in Loan Portfolio			1,500,000	1,644,411

Total Investment in Equity Participation				1,644,411

INVESTMENTS IN PUBLIC SECURITIES - 2.2%
Closed-End Funds - 0.0% (h)
Cliffwater Enhanced Lending Fund - Class I	1,743		18,087	18,837
Total Investment in Closed-End Funds			18,087	18,837

Open-End Funds - 2.2%
Holbrook Structured Income Fund - Class I	317,574		3,115,000	3,105,877
Total Investment in Open-End Funds			3,115,000	3,105,877

Total Investment in Public Securities				3,124,714

INVESTMENTS IN MONEY MARKET INSTRUMENTS - 4.7%
First American Treasury Obligations Fund - Class X, 3.68% (i)	6,633,501		6,633,501	6,633,501
Total Investment in Money Market Instruments			6,633,501	6,633,501

Total Investments - 99.0% (cost $138,511,978)				140,780,778
Other Assets in Excess of Liabilities - 1.0%				1,474,340
TOTAL NET ASSETS - 100.0%				$142,255,118

Percentages are stated as a percent of net assets.

LLC Limited Liability Company
LP Limited Partnership
PIK Payment in Kind
SOFR Secured Overnight Financing Rate
(a) Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(b) Private investment company does not issue shares or units.
(c) Value was determined using significant unobservable inputs.
(d) Variable rate security. Rate shown is the rate in effect as of period end.
(e) The security receives profit sharing. The Fund may acquire income-generating equity membership interests into business entities that generate income from investment in into interest bearing notes or loans or from investment into other business or consumer lending portfolios.

(f) The stated investment interest rate reflects the total contractual coupon, which may include a combination of cash interest and PIK interest. PIK interest, if applicable, is accrued and added to the outstanding principal balance and may not be received in cash until repayment, refinancing, or maturity.

(g) The investment was made through a participation which is a form of indirect investment in loans made by third parties.
(h) Represents less than 0.05% of net assets.
(i) The rate shown represents the 7-day annualized yield as of December 31, 2025.

Fair Value of Financial Instruments (Unaudited)

The Fund has adopted the authoritative fair valuation accounting standards of ASC 820, Fair Value Measurements and Disclosures, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Valuations based primarily on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Adviser, in its capacity as the Valuation Designee (the “Valuation Designee”) assesses the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment. The following section describes the valuation techniques used by the Valuation Designee to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.

Investments whose values are based on quoted market prices in active markets are classified within Level 1. These investments generally include equity securities traded on a national securities exchange, registered investment companies, certain U.S. government securities and certain money market securities. The Valuation Designee does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably be expected to impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2. These investments generally include certain U.S. government and sovereign obligations, most government agency securities, and investment grade corporate bonds.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. These investments generally include private equity investments and less liquid corporate debt securities. When observable prices are not available for these investments, the Valuation Designee uses one or more valuation techniques (e.g., the market approach or income approach) for which sufficient data is available. The selection of appropriate valuation techniques may be affected by the availability of relevant inputs as well as the relative reliability of inputs. In some cases, one valuation technique may provide the best indication of fair value while in other circumstances, multiple valuation techniques may be appropriate. The results of the application of the various techniques may not be equally representative of fair value, due to factors such as assumptions made in the valuation. In some situations, the Valuation Designee may determine it appropriate to evaluate and weigh the results, as appropriate, to develop a range of possible values, with the fair value based on the Valuation Designee's assessment of the most representative point within the range.

The Fund has invested in loans that are either secured by the borrower's assets or are unsecured in nature. The loans have been made directly or through participation with private investment or operating companies. The investments in loans will generally be held at cost subject to certain revisions, such as (i) a material change in interest rates for similar notes or (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost. The Fund has determined to value its investments in loans generally at cost although some are above or below cost as of December 31, 2025. Investments in loans are categorized in Level 3 of the fair value hierarchy.

The Fund values private investment companies using the net asset value (“NAV”) provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund's entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Schedule of Investments.

Fair Value Measurements at Reporting Date Using:
	Level 1	Level 2	Level 3	Practical Expedient	Total
Assets:
Private Investment Vehicles	$-	$-	$-	$58,066,174	$58,066,174
Loans	-	-	55,596,436	-	55,596,436
Loan Participation	-	-	10,088,790	-	10,088,790
Profit Share Interest	-	-	5,626,752	-	5,626,752
Equity Participation	-	-	1,644,411	-	1,644,411
Public Securities	3,124,714	-	-	-	3,124,714
Money Market Instruments	6,633,501	-	-	-	6,633,501
Total Assets:	$9,758,215	$-	$72,956,389	$58,066,174	$140,780,778

Refer to the Schedule of Investments for industry classifications.

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ended December 31, 2025:

			Loans	Loan Participation	Profit Share Interest	Equity Participation
March 31, 2025			$40,300,000	$5,300,000	$6,285,000	$-
Realized gains (losses)			(413,295)	-	-	-
Change in unrealized appreciation (depreciation)			273,887	18,790	9,252	144,411
Transfers into Level 3			-	-	-	-
Transfers out of Level 3			-	-	-	-
Purchases			35,458,413	6,220,000	2,291,731	1,500,000
Sales			(20,022,569)	(1,450,000)	(2,959,231)	-
December 31, 2025			$55,596,436	$10,088,790	$5,626,752	$1,644,411
Net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at December 31, 2025			$273,887	$18,790	$9,252	$144,411

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund's investments that are categorized in Level 3 of the fair value hierarchy as of December 31, 2025:

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Input Value	Impact on Valuation from an increase in Input
Loans	$55,596,436	Market Approach	Transaction Price	100	Increase
Loan Participation	10,088,790	Market Approach	Transaction Price	100	Increase
Profit Share Interest	5,626,752	Market Approach	Transaction Price	100	Increase
Equity Participation	1,644,411	Market Approach	Transaction Price	100	Increase

Loans may be structured to be fully funded at the time of investment or include unfunded loan commitments, which are contractual obligations for future funding. As of December 31, 2025, the Fund had unfunded loan commitments to loans of $330,000.

The following table represents investment categories, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of December 31, 2025:

Investment Name	Investment Strategy	Fair Value	Total Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lockup Period	Gate
Aero Capital Solutions Fund IV LP	Specialty Finance	$821,608	$110,200	N/A	N/A	N/A	N/A
BasePoint Income Solutions Evergreen Fund LP	Asset Backed Lending	3,325,696	-	Quarterly	90 days	2 years	25%
Bay Point Capital Partners II, LP	Diversified Alternative Credit	295,533	-	Quarterly	30 days	1 year	25%
Coromandel Credit Income Evergreen Fund LP	Asset Backed Lending	9,869,104	-	Quarterly	90 days	2 years	25%
Delgatto Diamond Finance Fund LP	Specialty Finance	1,188,552	-	Monthly	90 days	1 year	25%
EAJF Leveraged Feeder	Legal Finance	7,584,518	-	Quarterly	60 days	3 years	15%
HFSA, LLC	Consumer Lending	12,604,631	-	Monthly except Sept, Oct, Nov, Dec	90 days	N/A	5%
Ivy Evergreen Fund QP, LP	Diversified Alternative Credit	3,066,361		Monthly	45 days	0.5 years	N/A
Monroe Capital Income Plus Corp	Direct Lending	1,275,765	-	Quarterly	N/A	1 year	5%
Nuveen Churchill Private Capital Income Fund - Class I	Direct Lending	2,245,977	-	Quarterly	180 days	1 year	N/A
Oak Institutional Credit Solutions, LLC	Real Estate	4,747,251	-	Quarterly	90 days	1 year	5%
Revere Specialty Finance Fund LP	Diversified Alternative Credit	3,685,297	-	Quarterly	60 days	2 years	N/A
Revere Tactical Opportunities Fund IV	Real Estate	3,070,077	-	Quarterly	60 days	2 years	N/A
Tailor Ridge Real Estate Lending Fund LP	Real Estate	3,803,193	-	Quarterly	90 days	6 years	25%
Virage Opportunities Fund	Legal Finance	482,611	17,390	N/A	N/A	N/A	N/A
	Total	$58,066,174	$127,590